Share-based payments reserve (Details 2) - Stock Options 1 [Member]	Feb. 29, 2024 USD ($) $ / shares	Aug. 31, 2023 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options | $	10,450,000	10,450,000
Weighted average exercise price per share | $ / shares	$ 0.49	$ 0.49